Organization (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Organization
Number of product candidates in Phase 2 clinical development	2	2
Accumulated deficit	$ (176,768)	$ (122,359)	$ (128,252)